Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional Amount	$ 290,021	$ 254,253
Estimated Fair Value Assets	16,200	7,777
Estimated Fair Value Liabilities	4,011	4,747
Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	79,733
Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,033
Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,461
Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	10,149
Credit forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	21,904	22,084
Estimated Fair Value Assets	3,952	2,056
Estimated Fair Value Liabilities	518	1,098
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	9,630	9,632
Estimated Fair Value Assets	2,386	1,730
Estimated Fair Value Liabilities	200	314
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,580	5,108
Estimated Fair Value Assets	1,884	823
Estimated Fair Value Liabilities	92	169
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,220	4,524
Estimated Fair Value Assets	500	907
Estimated Fair Value Liabilities	98	145
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,830	0
Estimated Fair Value Assets	2	0
Estimated Fair Value Liabilities	10	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	10,585	10,348
Estimated Fair Value Assets	1,513	317
Estimated Fair Value Liabilities	306	573
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,230	3,562
Estimated Fair Value Assets	947	102
Estimated Fair Value Liabilities	0	116
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	965	1,140
Estimated Fair Value Assets	210	0
Estimated Fair Value Liabilities	0	107
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	6,370	5,556
Estimated Fair Value Assets	352	213
Estimated Fair Value Liabilities	306	347
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Credit forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20	90
Estimated Fair Value Assets	4	2
Estimated Fair Value Liabilities	0	3
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,689	2,104
Estimated Fair Value Assets	53	9
Estimated Fair Value Liabilities	12	211
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,689	1,935
Estimated Fair Value Assets	53	9
Estimated Fair Value Liabilities	12	26
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Non-derivative hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	0	169
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	$ 0	$ 185